Revenue - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	$ 2,494,219	$ 2,129,152
Wallet [Member]
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	2,232,403	1,950,458
Other [Member]
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	$ 261,816	$ 178,694